Note 15 - Condensed Parent Company Financial Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income	$ 2,717	$ 4,092	$ 2,655	$ 4,117	$ 1,749	$ 5,250	$ 5,668	$ 1,088	$ 13,581	$ 13,755	$ 10,661
Stock option expense									183	164	266
Depreciation and amortization									1,543	1,499	1,240
(Increase) decrease in other assets									1,558	(1,248)	(1,259)
Net cash provided by operating activities									26,438	17,217	3,623
Proceeds from other borrowings									7,000	0	0
Principal payments on other borrowings									(7,750)	(51,000)	(6,693)
Purchase of treasury stock									(368)	0	(95)
Proceeds from sale of treasury stock									243	95	71
Cash paid for cancellation of stock options									0	(11)	0
Cash paid for net shares repurchased, stock option exercise									(387)	0	0
Cash dividends paid									(2,394)	(1,668)	(1,702)
Net cash used in financing activities									88,247	78,536	32,390
Net increase (decrease) in cash									18,168	30,622	9,937
Cash at beginning of the year				57,034				26,412	57,034	26,412	16,475
Cash at end of the year	75,202				57,034				75,202	57,034	26,412
Parent Company [Member]
Net income									13,581	13,755	10,661
Equity in undistributed net income of bank subsidiary									(9,560)	(10,405)	(9,994)
Stock option expense									183	164	266
Depreciation and amortization									35	34	34
(Increase) decrease in other assets									(537)	843	(1,221)
Increase (decrease) in other liabilities									(31)	(841)	421
Net cash provided by operating activities									3,671	3,550	167
Principal payments on other borrowings									(7,750)	(1,000)	(1,000)
Purchase of treasury stock									(368)	0	(95)
Cash paid for cancellation of stock options									0	(11)	0
Cash dividends paid									(2,394)	(1,668)	(1,702)
Net cash used in financing activities									(3,656)	(2,584)	(2,726)
Net increase (decrease) in cash									15	966	(2,559)
Cash at beginning of the year				$ 1,845				$ 879	1,845	879	3,438
Cash at end of the year	$ 1,860				$ 1,845				$ 1,860	$ 1,845	$ 879